A CONSOLIDATED ENTITY (Details Narrative)					3 Months Ended		12 Months Ended
	Feb. 24, 2025 USD ($)	Aug. 29, 2023 USD ($) shares	Aug. 29, 2023 shares	Apr. 05, 2023	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2025 EUR (€)	Jul. 27, 2023
Research and development expense					$ 20,000	$ 116,000	$ 369,000	$ 1,938,000
Installment amount							$ 400,000	400,000
Non controlling interests								160,000
Percentage of outstanding common stock after closing				16.66%
Debt amount					$ 651				€ 603
Accrued interest rate							18.00%
Italy Agreement [Member]
Percentage of outstanding common stock after closing	70.00%
Debt amount	$ 2,300,000
Accrued interest rate	7.00%
Description for net profit form sales	The net profit from sales of projects will be split between the parties as follows: if the selling price per megawatt (“MW”) (i) does not exceed Euro 30,000, each party will receive profits according to its pro-rata share ownership of SBI4; (ii) exceeds Euro 30,000 up to Euro 60,000, per MW, SB will receive 40% of the profit (10% above its pro-rata share) and the Company will receive 60% of the profit; and (iii) exceeds Euro 60,000 per MW, SB will receive 50% of the net profit (20% above its pro-rata share) and the Company will receive 50% of the net profit.
IPR&D [Member]
Research and development expense								$ 1,662,000
Maximum [Member]
Research and development expense		$ 1,200,000
Yaaran Investment [Member]
Shares, issued | shares		4,200,000	4,200,000
Share capital percentage			60.00%
Exchange capital for share price | shares			223,008
Ownership percentage										19.99%
Description of ownership percentage								the Company owns 60% of the share capital of NTWO OFF, Yaaran owns 30% and the Agricultural Research Organization - Volcani Institute owns 10%. See also note 13(15) below.
Yaaran Investment [Member] | Nitrousink Ltd [Member]
Subsidiary, ownership percentage, parent										16.66%